SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Total carrying value of equity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Equity investments without readily determinable fair value:
Initial cost basis	¥ 124,196		$ 17,493	¥ 124,196	¥ 114,256
Cumulative unrealized gains	119,245		16,795	119,245	96,793
Cumulative unrealized losses (including impairment)	(28,522)		(4,017)	(14,940)
Foreign currency translation	979		138	271	(3,883)
Equity investments without readily determinable fair value	215,898		30,409	228,772	207,166
Equity investment with readily determinable fair value:
Initial cost basis	42,437		5,977	63,356
Cumulative unrealized losses	(12,469)		(1,756)	(22,683)
Realized gain on equity investments sold	100	$ 14
Foreign currency translation	205		29	4,135
Equity investments with readily determinable fair value	30,273		4,264	44,808
Equity method investment
Initial cost basis	12,070		1,700
Share of profit from equity method investment	1,689	$ 237
Equity method investments	13,759		1,937
Total carrying value	¥ 259,930		$ 36,610	¥ 273,580	¥ 207,166